VOYA PARTNERS, INC.

VY® American Century Small-Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated November 21, 2025

to the Portfolio’s Adviser Class, Initial Class, Service Class and Service 2 Class Shares’

Summary Prospectus, Prospectus, (together, the “Prospectuses”)

and Statement of Additional Information (the “SAI”), each dated May 1, 2025

Effective December 31, 2025, Michael Liss, CPA, CFA will no longer serve as a portfolio manager for the Portfolio. Effective December 31, 2025, all references to Michael Liss, CPA, CFA as a portfolio manager for the Portfolio will hereby be removed in their entirety from the Prospectuses and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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